Business Developments (Pro Forma Statements Of Operations) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
HC Philippines
Business Developments [Line Items]
Total revenue	¥ 62,218	¥ 45,643
Net income (loss) attributable to Mitsubishi UFJ Financial Group	4,766	4,166
HC Indonesia
Business Developments [Line Items]
Total revenue	27,004	23,080
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(139)	(141)
PT Mandala Multifinance Tbk
Business Developments [Line Items]
Total revenue	20,580	19,733
Net income (loss) attributable to Mitsubishi UFJ Financial Group	1,416	3,014
Albacore Capital Group
Business Developments [Line Items]
Total revenue	8,279	7,780
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 859	¥ (712)